OPERATING EXPENSES - Other administrative and general expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES
Maintenance and repairs	$ 1,101,564	$ 956,315	$ 842,105
Fees	839,015	791,710	782,834
Insurance	766,192	725,238	729,325
Data processing	643,036	482,218	400,201
Frauds and claims	446,857	412,002	340,454
Transport	264,097	246,280	220,735
Advertising	180,449	162,057	157,681
Contributions and affiliations	132,249	115,939	109,038
Public services	120,612	119,989	109,050
Cleaning and security services	119,301	112,880	105,012
Useful and stationery	85,247	88,714	48,216
Communications	83,319	76,268	74,685
Properties improvements and installation	75,891	66,543	64,619
Real estate management	55,554	38,396	33,637
Travel expenses	36,567	29,794	30,237
Disputes, fines, and sanctions	35,504	41,687	42,707
Short-term and low-value leases	27,811	16,359	10,926
Publications and subscriptions	26,740	23,105	22,279
Storage services	18,430	17,845	16,321
Legal expenses	12,270	8,736	9,209
Others	528,655	502,948	465,716
Total other administrative and general expenses	5,599,360	5,035,023	4,614,987
Taxes other than income tax	1,481,323	1,402,064	1,393,216
Discontinued operations | Banistmo S.A.
OPERATING EXPENSES
Total other administrative and general expenses	345,439	410,189	418,957
Taxes other than income tax	$ 30,045	$ 40,447	$ 39,932